John Hancock Funds II

601 Congress Street

Boston, MA 02210

September 27, 2016

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the form of prospectuses and statement of additional information dated September 23, 2016 for International Strategic Equity Allocation Fund and U.S. Strategic Equity Allocation Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from the form of prospectuses and statement of additional information contained in Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on September 23, 2016 via EDGAR.

If you have any questions or comments, please call me at 617-572-0420.

Sincerely,

/s/Harsha Pulluru

Harsha Pulluru

Assistant Secretary